Basic and Diluted Net Loss Per Ordinary Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss from continuing operations attributable to ordinary shareholders	$ (7,561)	$ (8,521)	$ (15,547)
Net loss from discontinued operations	$ (3,686)		$ (1,317)
Weighted-average shares used in computing net loss per share, basic	1,488,257,310	417,642,811	236,645,676
Weighted-average shares used in computing net loss per share, diluted	1,488,257,310	417,642,811	236,645,676
Net loss per share from continuing operations, basic	$ (0.005)	$ (0.02)	$ (0.07)
Net loss per share from continuing operations, diluted	(0.005)	(0.02)	(0.07)
Net loss per share from discontinued operations, basic	(0.002)		(0.01)
Net loss per share from discontinued operations, diluted	$ (0.002)		$ (0.01)